UNITED STATES
		       SECURITIES AND EXCHANGE COMMISSION
			    Washington, D.C.  20549

				   FORM 13F

			      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [    ] is a restatement.
                                  [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Schwerin Boyle Capital Management, Inc.
Address:  One Monarch Place, Suite 700
          Springfield, MA  01144

13F File Number: 28-4834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael J. McGrath
Title:    Chief Compliance Officer
Phone:    413-784-0990

Signature, Place, and Date of Signing:

/s/ Michael J. McGrath, Springfield, MA, November 13, 2009

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     -0-

Form 13F Information Table Entry Total: 53
Form 13F Information Table Value Total: $440,955


List of Other Included Managers:

None


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE LTD                  COM              G1151C101    24698   662675 SH       Sole                   646700             15975
AMER EXPRESS                   COM              025816109    24116   711400 SH       Sole                   690500             20900
ANSYS INC                      COM              03662Q105     8341   222900 SH       Sole                   222050               850
APOLLO GROUP                   COM              037604105     8758   118875 SH       Sole                   114700              4175
ARENA RESOURCES                COM              040049108     1111    31300 SH       Sole                    31300
BANK OF AMERICA                COM              060505104     4350   257091 SH       Sole                   248264              8827
BERKSHIRE HATH A               COM              084670108      202        2 SH       Sole                        2
BERKSHIRE HATH B               COM              084670207    53158    15997 SH       Sole                    15545               452
CATHAY GENERAL                 COM              149150104     1164   143875 SH       Sole                   143875
CENTER FINL CORP               COM              15146E102      872   228240 SH       Sole                   228240
CHUBB CORP                     COM              171232101     2520    50000 SH       Sole                    50000
CINTAS CORP                    COM              172908105     5001   165000 SH       Sole                   165000
COCA COLA                      COM              191216100    25233   469895 SH       Sole                   458870             11025
CONOCOPHILLIPS                 COM              20825c104    14770   327060 SH       Sole                   319360              7700
CORINTHIAN COLL                COM              218868107     9061   488225 SH       Sole                   471500             16725
DELL INC                       COM              24702R101    12034   788600 SH       Sole                   764000             24600
DREW INDUSTRIES                COM              26168L205     1100    50700 SH       Sole                    50700
DUCKWALL-ALCO                  COM              264142100     2901   165000 SH       Sole                   165000
EASTERN INSUR                  COM              276534104     1640   172100 SH       Sole                   172100
EQUITY LIFESTYLE               COM              29472R108      911    21300 SH       Sole                    21300
GARTNER INC                    COM              366651107    21259  1163600 SH       Sole                  1123825             39775
GENERAL ELECTRIC               COM              369604103    18566  1130711 SH       Sole                  1098511             32200
GP STRATEGIES                  COM              36225V104     1421   189700 SH       Sole                   189700
HAMPDEN BANCRP                 COM              40867E107     1364   125700 SH       Sole                   125700
HELMERICH/PAYNE                COM              423452101     1771    44800 SH       Sole                    44800
ITT EDUCATNL SVC               COM              45068B109     4416    40000 SH       Sole                    40000
JOHNSON & JOHNSN               COM              478160104    18884   310128 SH       Sole                   299790             10338
KRAFT FOODS                    COM              50075N104    11021   419525 SH       Sole                   409525             10000
LANCASTR COLONY                COM              513847103     3772    73570 SH       Sole                    73570
LOEWS CORP                     COM              540424108     2569    75000 SH       Sole                    75000
LOWE'S COMPANIES               COM              548661107     2932   140000 SH       Sole                   140000
MARINE PRODUCTS                COM              568427108     2172   392700 SH       Sole                   392700
MERCURY GENL                   COM              589400100    10189   281620 SH       Sole                   272345              9275
MICROSOFT                      COM              594918104     6224   242000 SH       Sole                   242000
MORNINGSTAR                    COM              617700109     3642    75000 SH       Sole                    75000
OMEGA FLEX                     COM              682095104     8455   504164 SH       Sole                   479739             24425
PACCAR INC                     COM              693718108     2979    79000 SH       Sole                    79000
PATTERSON COS                  COM              703395103    11189   410605 SH       Sole                   396680             13925
PHH CORP                       COM              693320202     1534    77308 SH       Sole                    75205              2103
PLUM CREEK TMBR                COM              729251108     1226    40000 SH       Sole                    40000
POST PROPERTIES                COM              737464107      742    41200 SH       Sole                    41200
PROCTER & GAMBLE               COM              742718109    11279   194735 SH       Sole                   190035              4700
ROFIN-SINAR TECH               COM              775043102     2799   121900 SH       Sole                   121900
SOWESTERN ENRGY                COM              845467109    11955   280115 SH       Sole                   271965              8150
STRYKER CORP                   COM              863667101     3416    75200 SH       Sole                    75200
TERADATA CORP                  COM              88076w103     5807   211000 SH       Sole                   211000
THOR INDUSTRIES                COM              885160101     3497   113000 SH       Sole                   113000
ULTRA PETROLEUM                COM              903914109     1224    25000 SH       Sole                    25000
US BANCORP                     COM              902973304     7391   338100 SH       Sole                   325600             12500
VARIAN MEDICAL                 COM              92220p105     3160    75000 SH       Sole                    75000
WASHINGTON POST                COM              939640108    12799    27344 SH       Sole                    26451               893
WEIGHT WATCHERS                COM              948626106    11234   409405 SH       Sole                   398180             11225
WELLS FARGO                    COM              949746101    23988   851246 SH       Sole                   825793             25453